Remuneration of senior management and non-executive directors - Remuneration of directors, senior managment, and non-executive directors (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Directors
Disclosure of transactions between related parties [line items]
Emoluments and short-term employee benefits	$ 11	$ 8	$ 8
Amounts received under incentive schemes and share-based payments	3	5	6
Total	14	13	14
Senior management and non-executive directors
Disclosure of transactions between related parties [line items]
Emoluments and short-term employee benefits	34	22	31
Pensions and other post-employment benefits	0	0	0
Amounts received under incentive schemes and share-based payments	28	26	12
Short term employee benefits, for loss of office	0	3	0
Total	$ 62	$ 51	$ 43